Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized compensation expense	$ 2,065	$ 1,310	$ 2,655
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested awards	Awards vest ratably over four years with payment following the grant date fifth anniversary
Awards vesting period	4 years
Expiration period of grants with no intrinsic value	5 years
Expiration of plan	2016-11
Outstanding stock appreciation rights	709,000
Weighted average grant date fair value	$ 24.96
Compensation expense credits	219	90	146
Aggregate SAR Plan liability	26
Phantom Share Units (PSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized compensation expense			$ 4
Phantom Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants outstanding	0
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants outstanding	0
Retention Phantom Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants outstanding	0